Provisions - Effect of Changes in Actuarial Assumptions on Defined Benefit Obligation of Telefonica United Kingdom Pension Plan (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percent of possible decrease in actuarial assumption	1.00%
Percentage of possible increase in actuarial assumption	1.00%
Telefónica United Kingdom | Foreign defined benefit plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percent of possible decrease in actuarial assumption	(0.25%)
Discount rate (0.25% decrease)	€ 115
Telefónica United Kingdom | Foreign defined benefit plans | Expected inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of possible increase in actuarial assumption	0.25%
Increase in defined benefit obligation	€ 110
Telefónica United Kingdom | Foreign defined benefit plans | Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in life expectancy	1 year
Increase in defined benefit obligation	€ 48